Investment Portfolioas of January 31, 2023 (Unaudited)
DWS Emerging Markets Fixed Income Fund
	Principal Amount ($)	Value ($)

Bonds 97.0%
Angola 3.8%
Republic of Angola:
REG S, 8.0%, 11/26/2029	1,000,000	926,960
REG S, 8.25%, 5/9/2028	1,000,000	945,500
(Cost $1,473,317)		1,872,460
Argentina 1.7%
Republic of Argentina:
1.0%, 7/9/2029	25,677	8,748
Step-Up Coupon, 1.5% to 7/9/2023, 3.625% to 7/9/2024, 4.125% to 7/9/2027, 4.375% to 7/9/2028, 5.0% to 7/9/2046	2,690,000	831,544
(Cost $1,280,863)		840,292
Bahrain 1.0%
The Oil & Gas Holding Co. B.S.C., 144A, 7.5%, 10/25/2027 (Cost $475,618)	500,000	519,086
Belarus 1.3%
Belarus Development Bank, 144A, 6.75%, 5/2/2024*	500,000	201,600
Republic of Belarus, 144A, 5.875%, 2/24/2026*	1,000,000	437,960
(Cost $1,482,464)		639,560
Burundi 1.0%
The Eastern & Southern African Trade & Development Bank, REG S, 4.125%, 6/30/2028 (Cost $493,383)	600,000	516,708
China 3.5%
Country Garden Holdings Co., Ltd.:
REG S, 5.125%, 1/14/2027	500,000	335,023
REG S, 7.25%, 4/8/2026	1,000,000	760,000
Kaisa Group Holdings Ltd., REG S, 11.95%, 11/12/2023* (a)	800,000	144,319
Shimao Group Holdings Ltd.:
REG S, 4.75%, 7/3/2022* (a)	900,000	208,109
REG S, 5.6%, 7/15/2026*	500,000	115,822
REG S, 6.125%, 2/21/2024*	700,000	157,718
(Cost $4,366,460)		1,720,991
Colombia 5.1%
Colombia Government International Bond, 4.5%, 3/15/2029	1,300,000	1,146,332
Ecopetrol SA, 6.875%, 4/29/2030	1,500,000	1,405,845
(Cost $2,821,791)		2,552,177
Dominican Republic 3.3%
Dominican Republic International Bond:
REG S, 4.5%, 1/30/2030	1,000,000	867,363
REG S, 6.0%, 7/19/2028	800,000	784,225
(Cost $1,724,331)		1,651,588

Ecuador 2.6%
Ecuador Government International Bond:
144A, Zero Coupon, 7/31/2030	79,448	33,749
144A, Step-Up Coupon, 1.5% to 7/31/2023, 2.5% to 7/31/2024, 5.0% to 7/31/2026, 5.5% to 7/31/2027, 6.0% to 7/31/2028, 6.5% to 7/31/2029, 6.9% to 7/31/2040	1,817,800	762,508
144A, Step-Up Coupon, 2.5% to 7/31/2023, 3.5% to 7/31/2024, 5.5% to 7/31/2025, 6.9% to 7/31/2035	693,420	336,193
144A, Step-Up Coupon, 5.5% to 7/31/2023, 6.0% to 7/31/2024, 6.9% to 7/31/2030	264,600	175,621
(Cost $1,838,282)		1,308,071
Egypt 4.9%
Egypt Government International Bond:
REG S, 7.5%, 1/31/2027	1,300,000	1,170,000
REG S, 7.6%, 3/1/2029	1,500,000	1,237,608
(Cost $2,979,203)		2,407,608
Ethiopia 0.5%
Federal Republic of Ethiopia, REG S, 6.625%, 12/11/2024 (Cost $395,177)	400,000	270,104
Ghana 2.9%
Republic of Ghana:
144A, 8.125%, 1/18/2026	1,800,000	720,000
REG S, 10.75%, 10/14/2030	1,000,000	696,136
(Cost $2,935,121)		1,416,136
Hungary 1.3%
Hungary Government International Bond, REG S, 3.125%, 9/21/2051 (Cost $655,104)	1,000,000	627,536
Ivory Coast 4.5%
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028 (Cost $2,278,286)	2,300,000	2,230,088
Kazakhstan 2.5%
Development Bank of Kazakhstan JSC, REG S, 2.95%, 5/6/2031	1,000,000	789,340
KazMunayGas National Co. JSC, REG S, 4.75%, 4/19/2027	500,000	464,150
(Cost $1,545,438)		1,253,490
Kenya 3.5%
Republic of Kenya:
144A, 7.25%, 2/28/2028	1,000,000	881,620
REG S, 8.0%, 5/22/2032	1,000,000	868,820
(Cost $1,759,756)		1,750,440
Malaysia 2.0%
1MDB Global Investments Ltd., REG S, 4.4%, 3/9/2023 (Cost $997,732)	1,000,000	981,756
Mexico 6.2%
Comision Federal De Electricidad, 144A, 4.688%, 5/15/2029	800,000	737,000
Petroleos Mexicanos:
5.35%, 2/12/2028	1,000,000	871,819
6.5%, 3/13/2027	1,530,000	1,444,300
(Cost $3,316,704)		3,053,119
Mongolia 0.8%
Mongolia Government International Bond, REG S, 8.75%, 3/9/2024 (Cost $415,718)	400,000	400,000

Morocco 1.0%
Morocco Government International Bond, REG S, 3.0%, 12/15/2032 (Cost $472,773)	600,000	479,250
Namibia 3.8%
Republic of Namibia:
144A, 5.25%, 10/29/2025	1,200,000	1,134,048
REG S, 5.25%, 10/29/2025	800,000	756,032
(Cost $2,034,561)		1,890,080
Nigeria 4.8%
Africa Finance Corp., REG S, 3.75%, 10/30/2029	500,000	434,760
Republic of Nigeria:
144A, 6.5%, 11/28/2027	1,860,000	1,525,200
144A, 7.143%, 2/23/2030	570,000	433,496
(Cost $2,824,994)		2,393,456
Pakistan 0.8%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $1,000,000)	1,000,000	420,000
Panama 1.8%
Panama Government International Bond, 3.16%, 1/23/2030 (Cost $949,353)	1,000,000	877,082
Romania 3.3%
Romanian Government International Bond, REG S, 3.0%, 2/14/2031 (Cost $1,714,073)	2,000,000	1,644,140
Russia 0.2%
Vnesheconombank, 144A, 6.8%, 11/22/2025* (Cost $1,440,552)	1,400,000	75,474
Rwanda 0.6%
Rwanda International Government Bond, REG S, 5.5%, 8/9/2031 (Cost $307,400)	400,000	304,427
Senegal 2.6%
Republic of Senegal, REG S, 6.25%, 5/23/2033 (Cost $1,537,679)	1,500,000	1,293,600
South Africa 4.4%
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028 (Cost $2,446,090)	2,300,000	2,195,902
Sri Lanka 0.6%
Republic of Sri Lanka, 144A, 6.2%, 5/11/2027* (a) (Cost $873,125)	900,000	305,030
Supranational 5.4%
Banque Ouest Africaine de Developpement:
REG S, 4.7%, 10/22/2031	1,400,000	1,235,500
144A, 5.0%, 7/27/2027	1,500,000	1,429,830
(Cost $2,977,558)		2,665,330
Tajikistan 2.4%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (Cost $1,575,000)	1,575,000	1,209,902
Tunisia 1.3%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (Cost $978,992)	1,000,000	649,520

Turkey 8.0%
Republic of Turkey:
5.25%, 3/13/2030	1,400,000	1,118,600
6.0%, 3/25/2027	750,000	679,500
TC Ziraat Bankasi AS, REG S, 5.375%, 3/2/2026	1,200,000	1,074,000
Turkiye Vakiflar Bankasi TAO, REG S, 6.5%, 1/8/2026	1,200,000	1,117,176
(Cost $4,304,841)		3,989,276
Ukraine 0.8%
NAK Naftogaz Ukraine via Kondor Finance PLC, REG S, 7.625%, 11/8/2026*	500,000	100,075
State Agency of Roads of Ukraine, REG S, 6.25%, 6/24/2030*	1,000,000	178,680
Ukraine Railways Via Rail Capital Markets PLC, REG S, 8.25%, 7/9/2026*	500,000	100,000
(Cost $1,971,884)		378,755
Uzbekistan 1.8%
Republic of Uzbekistan International Bond:
REG S, 3.7%, 11/25/2030	500,000	412,625
REG S, 5.375%, 2/20/2029	500,000	468,041
(Cost $1,007,384)		880,666
Venezuela 0.3%
Petroleos de Venezuela SA:
144A, 6.0%, 5/16/2024* (a)	1,750,000	85,313
144A, 9.0%, 11/17/2021* (a)	1,480,000	66,600
(Cost $1,222,980)		151,913
Zambia 0.7%
Republic of Zambia, 144A, 8.5%, 4/14/2024* (a) (Cost $709,856)	700,000	350,084
Total Bonds (Cost $63,583,843)		48,165,097

	Shares	Value ($)

Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.26% (b) (Cost $551,899)	551,899	551,899

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $64,135,742)	98.1	48,716,996
Other Assets and Liabilities, Net	1.9	952,610
Net Assets	100.0	49,669,606
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.12% (b) (c)
940,000	—	940,000 (d)	—	—	2,030	—	—	—
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 4.26% (b)
237,017	1,806,384	1,491,502	—	—	3,447	—	551,899	551,899
1,177,017	1,806,384	2,431,502	—	—	5,477	—	551,899	551,899

*	Non-income producing security.
(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

B.S.C.: Bahrain Shareholding Company
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

SOC: State Owned Company
Market disruption risk: Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and in the future may lead, to disruptions in the U.S. and world economies and markets, which may increase financial market volatility and have significant adverse direct or indirect effects on the Fund and its investments. Market disruptions could cause the Fund to lose money, experience significant redemptions, and encounter operational difficulties. Although multiple asset classes may be affected by a market disruption, the duration and effects may not be the same for all types of assets.
Russia's recent military incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. Russia's military incursion and the resulting sanctions could adversely affect global energy and financial markets and thus could affect the value of the Fund's investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial. Any such disruptions caused by Russian military action or resulting sanctions may magnify the impact of other risks described in the “Main Risks” section of the Fund's current prospectus.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Bonds (a)	$—	$48,165,097	$—	$48,165,097
Short-Term Investments	551,899	—	—	551,899
Total	$551,899	$48,165,097	$—	$48,716,996

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DEMFIF-PH1
R-080548-2 (1/25)